Net trading income - Schedule of Net Trading Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Net gains (losses) on financial instruments held for trading	£ 405	£ 416	£ 295
Net gains on other financial instruments mandatorily held at fair value through profit or loss	97	83	64
Net losses on financial liabilities designated at fair value through profit or loss	(251)	(335)	(342)
NetGainLossOnAssetsAndLiabilitiesAtFairValueThroughProfitOrLossAndTrading	251	164	17
Foreign exchange and other	272	433	367
Net trading income	523	597	384
Fair value hedges
Disclosure of attribution of expenses by nature to their function [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(73)	(78)	(264)
Cash flow hedges
Disclosure of attribution of expenses by nature to their function [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 50	£ (56)	£ 17